Remuneration of key management personnel	12 Months Ended
Dec. 31, 2022
Remuneration of key management personnel
Remuneration of key management personnel

27.   Remuneration of key management personnel

The remuneration of the key management personnel, which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Fixed remuneration	5,404	5,244	5,086
Variable remuneration	5,199	1,209	756
Contributions to pension plans and insurance policies	315	373	319
Share-based compensation	5,937	3,627	2,017
Termination benefits	316	119	1,886
Other remuneration	16	17	9
Total	17,187	10,589	10,073

During 2022, 2021 and 2020, no loans and advances have been granted to key management personnel.